Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3.	Fair Value Measurements
GAAP establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy provides the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and lowest priority to unobservable inputs (Level 3 measurements). The three levels of fair value hierarchy under GAAP are described as follows:
Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. An active market asset or liability is a market in which the transaction for the asset or liability occurs with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Observable inputs other than Level 1 prices, such as a quoted price for similar assets or liabilities, quoted market prices in markets that are active, or model-derived valuation or other inputs that are observable or can be corroborated by observable market data for substantially the full terms of the assets or liabilities.
Level 3: Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Common Stock
: The Common stock is stated at fair value, which equals the exchange quoted market price on the last business day of the Plan year.
Mutual Funds
: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end
mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily Net Asset Value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded (Level 1 measurements).
Common Collective Trusts and Commingled Pools:
Valued at the net asset value using NAV as the practical expedient based on the last reported sales price of the underlying investments held. The Plan’s interest in these funds is based on information reported by the trustee. The investment income (loss) is allocated to participants based on their proportionate share of the net assets of the funds.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value at the reporting date.
The following tables set forth, by level within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

2025	Total	Level 1
Common stock	$9,135,740	$9,135,740
Mutual funds	301,499,178	301,499,178

Total investments in the fair value hierarchy	310,634,918	310,634,918
Common collective trusts and commingled pools measured at NAV*	197,868,479	—

Total	$508,503,397	$310,634,918

2024	Total	Level 1
Common stock	$6,416,551	$6,416,551
Mutual funds	336,994,237	336,994,237

Total investments in the fair value hierarchy	343,410,788	343,410,788
Common collective trust measured at NAV*	109,667,124	—

Total	$453,077,912	$343,410,788

*
Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value to the amounts presented in the statements of net assets available for benefits.

Fair value of investments, other than Level 1, in certain entities that calculate net asset value per share (or its equivalent) follows:

Fair Value at:		Unfunded Commitments	Redemption Frequency	Redemption Notice Period
December 31, 2025
Common collective trusts	$106,295,583	N/A	Immediate	90-days
Commingled pools	91,572,896	N/A	Immediate	30-days

	$197,868,479

December 31, 2024
Common collective trust	$109,667,124	N/A	Immediate	90-days

The common collective trusts participates in a stable value fund that invests primarily in Guaranteed Investment Contracts (“GIC”) issued by insurance companies; Bank Investment Contracts (“BIC”) issued by banks; structured or Synthetic Investment Contracts (“SIC”) issued by banks, insurance companies, and other issuers, as well as the securities supporting such SICs (underlying assets); Separate Account Contracts (“SAC”); and other similar instruments that are intended to maintain a constant net asset value while permitting participant initiated, benefit-responsive withdrawals for certain events (collectively, investment contracts).
The Fidelity Freedom commingled pools invest in diversified portfolios of equity and fixed-income investments through underlying Fidelity funds and related short-term investments, with allocations that gradually shift to a more conservative mix as the applicable target retirement date nears and, for the income-oriented pool, after retirement.